Document and Entity Information	Feb. 23, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 23, 2023
Entity Registrant Name	ProFrac Holding Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41388
Entity Tax Identification Number	87-2424964
Entity Address, Address Line One	333 Shops Boulevard
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Willow Park
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76087
City Area Code	254
Local Phone Number	776-3722
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTE: On February 28, 2023, ProFrac Holding Corp., a Delaware corporation (“ProFrac” or the “Company”), filed a Current Report on Form 8-K (the “Original Filing”) with the U.S. Securities and Exchange Commission to report the consummation of the transactions contemplated by the Membership Interest Purchase Agreement (“Purchase Agreement”), dated as of December 23, 2022 by and among ProFrac Holdings II, LLC, a Texas limited liability company (“ProFrac II LLC”), Performance Holdings I, LLC, a Louisiana limited liability company (“Performance Holdings I”), and Performance Holdings II, LLC, a Louisiana limited liability company (“Performance Holdings II” and together with Performance Holdings I, the “Performance Sellers”), as amended pursuant to the Assignment and Amendment of Membership Interest Purchase Agreement (“Amended Purchase Agreement”), dated as of February 24, 2023, by and among ProFrac II LLC, Alpine Silica, LLC, a Texas limited liability company and wholly-owned subsidiary of ProFrac II LLC (“Alpine”), and the Performance Sellers, pursuant to which Alpine was assigned all of the rights, title and interest under the Purchase Agreement. As also disclosed in the Original Filing, ProFrac, Alpine, Tidewater Partners, LLC, a Louisiana limited liability company, and the Performance Sellers entered into a Contribution Agreement, dated as of February 24, 2023 (“Contribution Agreement” and, together with the Purchase Agreement and the Amended Purchase Agreement, the “Performance Acquisition Agreements”), pursuant to which approximately $6,000,000 of the Base Purchase Price (as defined in the Purchase Agreement) was paid in shares of ProFrac Class A common stock, par value $0.01 per share (“Class A Common Stock”), instead of in cash proceeds.This Current Report on Form 8-K/A amends and supplements the Original Filing. This Amendment continues to speak as of the date of the Original Filing, and the Company has not updated the disclosures contained therein to reflect any events that occurred at a later date.
Entity Central Index Key	0001881487
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	ACDC
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Class A common stock
Trading Symbol	ACDCW
Security Exchange Name	NASDAQ